RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Investments in debt securities at FVOCI (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	22,947,186	20,057,614
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,935,757
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	15,884,375	14,976,941
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	5,724,617	3,951,188
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Default
Disclosure of financial assets [line items]
Financial assets		7,628
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL
Disclosure of financial assets [line items]
Financial assets	21,608,992	18,474,805
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	15,884,375	14,976,941
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	5,724,617	3,497,864
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired
Disclosure of financial assets [line items]
Financial assets		453,324
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets		453,324
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired
Disclosure of financial assets [line items]
Financial assets		7,628
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired | Default
Disclosure of financial assets [line items]
Financial assets		7,628
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	12,590,020	11,492,538
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	4,051,354	2,048,792
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	12,590,020	11,492,538
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	4,051,354	1,994,205
Sovereign | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets		54,587
Other Public Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	465,677	497,634
Other Public Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	465,677	497,634
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	970,095	1,131,740
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	970,095	1,066,822
Central Banks | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets		64,918
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	228,447	135,985
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	152,303	194,302
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Default
Disclosure of financial assets [line items]
Financial assets		7,628
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	228,447	135,985
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	152,303	61,485
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets		132,817
Corporate | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Credit-impaired | Default
Disclosure of financial assets [line items]
Financial assets		7,628
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	2,504,060	2,732,127
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Speculative grade
Disclosure of financial assets [line items]
Financial assets	550,865	576,354
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	2,504,060	2,732,127
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Speculative grade
Disclosure of financial assets [line items]
Financial assets	550,865	375,352
Financial Entities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Lifetime ECL | Not credit-impaired | Speculative grade
Disclosure of financial assets [line items]
Financial assets		201,002
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | Investment grade
Disclosure of financial assets [line items]
Financial assets	96,171	118,657
Multilaterals | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member] | 12-month ECL | Investment grade
Disclosure of financial assets [line items]
Financial assets	$ 96,171	$ 118,657